INTANGIBLE ASSETS AND GOODWILL - Narrative (Details) $ in Billions	1 Months Ended	12 Months Ended
	Jul. 31, 2021 license	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about intangible assets [line items]
Number of spectrum licenses acquired | license	325
Spectrum licences
Disclosure of detailed information about intangible assets [line items]
Additions | $		$ 3.3